Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	June 30, 2021	December 31, 2020
	(Unaudited)

Customer relationship	$168,583	$168,583
License	2,130,269	2,130,269
Non-Compete Agreements	2,636,015	2,636,015
Less: Accumulated amortization	(1,426,334)	(957,000)
	$3,508,533	$3,977,867

Schedule of amortization expenses
2022	$469,029
2023	440,634
2024	107,642
2025	107,642
2026	107,642
Thereafter	322,925
$1,555,514